Quarterly Report
March 31, 2021
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 1.1%
Huntington Ingalls Industries, Inc.	6,408	$1,319,087
Northrop Grumman Corp.	13,514	4,373,671
		$5,692,758
Apparel Manufacturers – 0.1%
NIKE, Inc., “B”	3,296	$438,005
Automotive – 1.6%
Lear Corp.	30,599	$5,546,069
Tesla, Inc. (a)	3,859	2,577,542
		$8,123,611
Biotechnology – 1.5%
Biogen, Inc. (a)	7,333	$2,051,407
Gilead Sciences, Inc.	27,511	1,778,036
Incyte Corp. (a)	6,676	542,559
Vertex Pharmaceuticals, Inc. (a)	13,587	2,919,710
		$7,291,712
Broadcasting – 0.1%
Walt Disney Co. (a)	1,776	$327,707
Business Services – 4.1%
Accenture PLC, “A”	29,312	$8,097,440
Amdocs Ltd.	31,636	2,219,265
PayPal Holdings, Inc. (a)	41,765	10,142,213
		$20,458,918
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	10,612	$6,547,816
Comcast Corp., “A”	37,492	2,028,692
		$8,576,508
Chemicals – 1.0%
Eastman Chemical Co.	45,087	$4,964,980
Computer Software – 8.5%
Adobe Systems, Inc. (a)	17,917	$8,517,204
Cadence Design Systems, Inc. (a)	2,745	376,038
Microsoft Corp.	140,175	33,049,060
		$41,942,302
Computer Software - Systems – 7.7%
Apple, Inc.	210,186	$25,674,220
EPAM Systems, Inc. (a)	9,801	3,887,958
HP, Inc.	178,205	5,658,009
ServiceNow, Inc. (a)	6,117	3,059,173
		$38,279,360
Construction – 2.2%
D.R. Horton, Inc.	81,156	$7,232,623
Eagle Materials, Inc.	8,428	1,132,808
Sherwin-Williams Co.	1,341	989,671
Toll Brothers, Inc.	28,878	1,638,249
		$10,993,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Colgate-Palmolive Co.	80,224	$6,324,058
Kimberly-Clark Corp.	38,860	5,403,483
		$11,727,541
Consumer Services – 0.1%
Peloton Interactive, Inc., “A” (a)	5,445	$612,236
Electrical Equipment – 0.5%
AMETEK, Inc.	5,789	$739,429
Johnson Controls International PLC	8,160	486,907
TE Connectivity Ltd.	9,876	1,275,091
		$2,501,427
Electronics – 6.0%
Applied Materials, Inc.	77,994	$10,419,998
Intel Corp.	156,892	10,041,088
Texas Instruments, Inc.	48,233	9,115,555
		$29,576,641
Energy - Independent – 1.7%
ConocoPhillips	56,037	$2,968,280
EOG Resources, Inc.	16,072	1,165,702
Pioneer Natural Resources Co.	3,490	554,282
Valero Energy Corp.	54,156	3,877,569
		$8,565,833
Engineering - Construction – 0.4%
Quanta Services, Inc.	20,608	$1,813,092
Food & Beverages – 2.2%
General Mills, Inc.	23,227	$1,424,280
J.M. Smucker Co.	13,869	1,754,844
Mondelez International, Inc.	64,989	3,803,806
PepsiCo, Inc.	27,540	3,895,533
		$10,878,463
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	24,268	$3,296,322
Gaming & Lodging – 0.3%
Marriott International, Inc., “A” (a)	8,882	$1,315,513
General Merchandise – 0.5%
Dollar General Corp.	12,291	$2,490,402
Health Maintenance Organizations – 0.8%
Humana, Inc.	9,172	$3,845,361
Insurance – 3.3%
Berkshire Hathaway, Inc., “B” (a)	8,167	$2,086,423
Everest Re Group Ltd.	9,895	2,452,080
Hartford Financial Services Group, Inc.	61,156	4,084,609
MetLife, Inc.	120,288	7,312,308
Reinsurance Group of America, Inc.	4,258	536,721
		$16,472,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 7.3%
Alphabet, Inc., “A” (a)	5,690	$11,735,739
Alphabet, Inc., “C” (a)	6,202	12,829,643
Facebook, Inc., “A” (a)	38,932	11,466,642
		$36,032,024
Leisure & Toys – 1.3%
Activision Blizzard, Inc.	13,245	$1,231,785
Electronic Arts, Inc.	28,430	3,848,569
Take-Two Interactive Software, Inc. (a)	7,773	1,373,489
		$6,453,843
Machinery & Tools – 3.2%
AGCO Corp.	44,336	$6,368,866
Dover Corp.	3,479	477,075
Eaton Corp. PLC	64,130	8,867,897
		$15,713,838
Major Banks – 5.2%
Bank of America Corp.	300,890	$11,641,434
Goldman Sachs Group, Inc.	20,368	6,660,336
JPMorgan Chase & Co.	32,261	4,911,092
State Street Corp.	32,441	2,725,369
		$25,938,231
Medical & Health Technology & Services – 3.4%
HCA Healthcare, Inc.	33,451	$6,300,161
Laboratory Corp. of America Holdings (a)	12,696	3,237,861
McKesson Corp.	26,560	5,180,262
Quest Diagnostics, Inc.	18,222	2,338,612
		$17,056,896
Medical Equipment – 2.9%
Abbott Laboratories	14,023	$1,680,516
Boston Scientific Corp. (a)	21,365	825,757
Danaher Corp.	6,424	1,445,914
Medtronic PLC	57,243	6,762,116
Thermo Fisher Scientific, Inc.	7,807	3,562,959
		$14,277,262
Natural Gas - Distribution – 0.6%
Sempra Energy	23,310	$3,090,440
Natural Gas - Pipeline – 0.7%
Cheniere Energy, Inc. (a)	4,942	$355,873
ONEOK, Inc.	67,615	3,425,376
		$3,781,249
Oil Services – 0.1%
NOV, Inc. (a)	37,795	$518,547
Other Banks & Diversified Financials – 3.4%
Citigroup, Inc.	80,950	$5,889,113
Mastercard, Inc., “A”	4,784	1,703,343
Moody's Corp.	1,050	313,541
S&P Global, Inc.	12,951	4,570,019
SLM Corp.	56,761	1,019,995
Synchrony Financial	59,632	2,424,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	4,208	$890,960
		$16,811,608
Pharmaceuticals – 5.0%
Eli Lilly & Co.	30,584	$5,713,703
Johnson & Johnson	72,174	11,861,797
Merck & Co., Inc.	94,599	7,292,637
		$24,868,137
Pollution Control – 0.7%
Republic Services, Inc.	12,273	$1,219,323
Waste Management, Inc.	18,756	2,419,899
		$3,639,222
Railroad & Shipping – 2.1%
CSX Corp.	42,411	$4,089,269
Kansas City Southern Co.	23,395	6,174,408
		$10,263,677
Real Estate – 3.1%
Brixmor Property Group, Inc., REIT	30,426	$615,518
Extra Space Storage, Inc., REIT	41,277	5,471,266
Omega Healthcare Investors, Inc., REIT	63,137	2,312,708
STORE Capital Corp., REIT	119,577	4,005,830
Weyerhaeuser Co., REIT	81,596	2,904,818
		$15,310,140
Restaurants – 0.6%
Starbucks Corp.	25,873	$2,827,143
Specialty Chemicals – 0.5%
Linde PLC	8,232	$2,306,112
Specialty Stores – 6.5%
Amazon.com, Inc. (a)	7,570	$23,422,186
AutoZone, Inc. (a)	326	457,802
Home Depot, Inc.	24,750	7,554,937
Ross Stores, Inc.	8,213	984,821
		$32,419,746
Telecommunications - Wireless – 0.7%
T-Mobile USA, Inc. (a)	26,511	$3,321,563
Tobacco – 1.0%
Altria Group, Inc.	66,941	$3,424,702
Philip Morris International, Inc.	18,803	1,668,578
		$5,093,280
Trucking – 0.6%
Knight-Swift Transportation Holdings, Inc.	11,805	$567,703
United Parcel Service, Inc., “B”	13,359	2,270,896
		$2,838,599
Utilities - Electric Power – 2.0%
CenterPoint Energy, Inc.	90,806	$2,056,756
Edison International	25,254	1,479,884
Exelon Corp.	85,981	3,760,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NRG Energy, Inc.	67,168	$2,534,249
		$9,831,698
Total Common Stocks		$492,577,439
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.05% (v)	2,714,238	$2,714,238

Other Assets, Less Liabilities – 0.1%		302,316
Net Assets – 100.0%		$495,593,993
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,714,238 and $492,577,439, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$492,577,439	$—	$—	$492,577,439
Mutual Funds	2,714,238	—	—	2,714,238
Total	$495,291,677	$—	$—	$495,291,677
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,205,534	$14,436,030	$13,927,326	$—	$—	$2,714,238

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$449	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.